Share-based Compensation - Hutchmed Share Option Activity (Details) - Hutchmed Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of share options
Outstanding as at beginning of period (in shares)		37,190,590	29,160,990
Granted (in shares)		5,930,820	10,174,840
Exercised (in shares)		(44,490)	(815,190)
Cancelled (in shares)		(3,037,980)	(1,287,650)
Expired (in shares)		(998,145)	(42,400)
Outstanding as at end of period (in shares)		39,040,795	37,190,590	29,160,990
Vested and exercisable (in shares)		20,171,800	16,077,770
Weighted average exercise price in US$ per share
Outstanding balance as at beginning of period (in US$ per share)		$ 4.88	$ 4.49
Granted (in US$ per share)		2.15	5.96
Exercised (in US$ per share)		0.75	3.01
Cancelled (in US$ per share)		5.12	5.50
Expired (in US$ per share)		5.71	5.52
Outstanding balance as at end of period (in US$ per share)		4.44	4.88	$ 4.49
Vested and exercisable (in US$ per share)		$ 4.47	$ 4.24
Weighted average remaining contractual life (years)
Outstanding (in years)		6 years 11 months 4 days	7 years 14 days	7 years 2 months 15 days
Vested and exercisable (in years)		5 years 1 month 17 days	4 years 10 months 28 days
Aggregate intrinsic value in US$'000
Outstanding (in US$'000)		$ 3,598	$ 82,377	$ 53,990
Vested and exercisable (in US$'000)		$ 1,356	$ 46,491
Weighted average grant date fair value of share options (in US$ per share)		$ 0.76	$ 2.24
Executive Director
Number of share options
Granted (in shares)	861,220
Aggregate intrinsic value in US$'000
Vesting period	3 years
Weighted average grant date fair value of share options (in US$ per share)	$ 0.24
Executive Director | ADS
Number of share options
Granted (in shares)	172,244